Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

On April 1, 2015, the Company entered into an Operating Agreement with Evolution Physical Therapy (“EPT”), a company owned by one of the Company’s officers, wherein it is agreed that EPT would be able to operate the Company’s telemedicine platform www.phzio.com and offer it to selected physical therapy patients of EPT. The Company is to receive 75% of the net insurance reimbursements from the patient for use of the platform. The Company will advance capital requested by EPT for costs specifically associated with operating the www.phzio,com platform and associated physical therapy treatments – computer equipment, office or facilities rental payments, physical therapist or physical therapy assistant, administrative staff, patient induction equipment, office supplies, utilities and other associated operating costs. It is anticipated that the operation of the platform by EPT will generate positive cash flow within 90 days from the start of patient induction.

On April 9, 2015, the Company closed a second round of its private placement offering with eight accredited investors in which it raised gross proceeds of $270,080 (including an aggregate of $123,980 that was converted from certain other outstanding notes, including accrued interest, and future contractual cash consulting fees) and sold that same amount of Series A Senior Convertible Redeemable Notes convertible into shares of the Company’s common stock, par value $0.001 per share at $0.35 per share and Series A Warrants, all pursuant to separate Securities Purchase Agreements entered into with each investor. The Warrants are exercisable to purchase up to 834,857 shares of Common Stock. The sale was part of a private placement offering in which the Company offered for sale a maximum of $1,200,000 principal amount of convertible notes.

On April 17, 2015, the Company entered into an agreement with Akash Bajaj, M.D., M.P.H. The agreement is for Dr. Bajaj to serve as a consultant and as the Chairman of the Company’s Clinical Advisory Board. The term of the agreement is for one year with annual renewal as desired. The agreement further sets the hourly rate to be paid at $225 per hour with payment to be at the end of each month. Further, the Company granted Dr. Bajaj a five-year non-statutory option to purchase 100,000 shares of common stock at a price of $.35 per share. The options will vest over a 12 month period at 8,333 per month. As the Company’s stock is not yet publicly traded, the value of the options are deemed to be zero.

On May 7, 2015, Evolution Physical Therapy inducted the first patient using the Company’s telemedicine platform www.phzio.com.

Note 11. Subsequent Events

On January 24, 2015, the Company received $20,000 in exchange for a 90-day Promissory Note at an interest rate of 12% per annum.

On January 24, 2015 the Company extended a previous consulting and service agreement with a consultant from April 21, 2015 to October 20, 2015 for which the Company shall issue 400,000 shares of restricted common stock and 400,000 callable common stock purchase warrants at a strike price of $0.35 per share. As of the date of this report the 400,000 shares have not been issued.

On February 14, 2015, the Company entered into a one-year agreement with BMT, Inc. as a consultant and advisor in connection with certain business development advisory. This agreement is on an at-will basis as determined by the company in exchange for cash compensation to be invoiced monthly. The total compensation paid to date on this agreement is $11,950.

On February 23, 2015, the Company entered into a one-year agreement with a consultant in connection with certain corporate finance, investor relations and related business matters in exchange for 60,000 shares of restricted common stock. As of the date of this report, the 60,000 shares have not been issued.

On March 16, 2015, the Company extended a $20,000 licensing fee payment agreement with Bistromatics, Inc. pertaining to intellectual property utilized by the company until July 1, 2015. The Company made an initial payment of $5,000 with the remaining fees to be to be paid on or before July 1, 2015.